Commitment and Contingencies	6 Months Ended
Mar. 31, 2023
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 15 – COMMITMENT AND CONTINGENCIES

As of March 31, 2023 and September 30, 2022, the Company has no material purchase commitments or significant leases.

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of March 31, 2023 and September 30, 2022, the Company had no pending legal proceedings outstanding.